Borrowings (Schedule of Share Capital) (Details)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 BRL (R$)	Oct. 31, 2018 USD ($)
Disclosure Of Borrowings [Line Items]
Borrowings		$ 437,419,000	$ 447,002,000
Current borrowings		17,281,000	17,975,000
Non-current portion of non-current borrowings		420,138,000	429,027,000
Notes [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	[1]	427,812,000	426,993,000
Banco Santander [Member]
Disclosure Of Borrowings [Line Items]
Borrowings		$ 9,607,000	20,006,000	R$ 77,640,000	$ 20,000,000
Banco de Credito e Inversiones [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	[2]		$ 3,000

[1]	During September 2017, the Company successfully placed US$ 425,000,000 Notes which were offered to qualified institutional buyers in accordance with Rule 144A under the United States Securities Act, and outside the United States to non-U.S. persons in accordance with Regulation S under the United States Securities Act.The Notes carry a coupon of 6.50% per annum. Final maturity of the Notes will be September 21, 2024. The Notes are secured with a guarantee granted by GeoPark Colombia S.L.U. and GeoPark Chile S.p.A.. The debt issuance cost for this transaction amounted to US$ 6,683,000 (debt issuance effective rate: 6.90%). The indenture governing the Notes due 2024 includes incurrence test covenants that provide, among other things, that during the two-years period between September 22, 2019 and September 21, 2021, the Net Debt to Adjusted EBITDA ratio should not exceed 3.25 times and the Adjusted EBITDA to Interest ratio should exceed 2.25 times. Failure to comply with the incurrence test covenants does not trigger an event of default. However, this situation may limit the Company’s capacity to incur additional indebtedness, as specified in the indenture governing the Notes. Incurrence covenants as opposed to maintenance covenants must be tested by the Company before incurring additional debt or performing certain corporate actions including but not limited to dividend payments, restricted payments and others. As of the date of these Consolidated Financial Statements, the Company is in compliance of all the indenture’s provisions and covenants.
[2]	During October 2018, GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. executed a loan agreement with Banco Santander for Brazilian Real 77,640,000 (equivalent to US$ 20,000,000 at the moment of the loan execution) to repay an existing US$-denominated intercompany loan to GeoPark Latin America Limited- Agencia en Chile. The interest rate applicable to this loan is CDI plus 2.25% per annum. “CDI” (Interbank certificate of deposit) represents the average rate of all inter-bank overnight transactions in Brazil. The principal and the interest are paid semi-annually, with final maturity in October 2020.